Other Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2019
OTHER EXPENSES BY NATURE
Summary of Other Operating Expense

30.   OTHER EXPENSES BY NATURE

Other operating expenses for the years ended December 31, 2019, 2018 and 2017 are as follows:

	12-31-2019	12-31-2018	12-31-2017
Other expenses by nature	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(36,533,784)	(37,412,289)	(27,666,155)
Other supplies and services	(6,728,833)	(5,328,997)	(18,746,799)
Insurance premiums	(14,861,921)	(13,270,568)	(12,479,501)
Taxes and charges	(2,635,027)	(2,549,959)	(3,411,239)
Repairs and maintenance	(14,848,408)	(11,775,133)	(2,183,793)
Marketing, public relations and advertising	(264,832)	(205,114)	(388,562)
Leases and rental costs	(602,493)	(2,066,713)	(3,606,514)
Environmental expenses	(5,501,313)	(6,024,405)	(3,862,251)
Impairment of property, plant and equipment (*)	(837,345)	—	—
Writte-off Property, plant and equipment (**)	—	—	(25,105,910)
Other supplies	(3,452,073)	(2,512,815)	(2,720,780)
Travel expenses	(1,408,617)	(1,005,823)	(1,925,277)
Indemnities and fines	(962,120)	(327,131)	(724,239)
Total other expenses by nature	(88,636,766)	(82,478,947)	(102,821,020)

(*)See Note 17.5.1.

(**)See Note 17.5. 9.